497 1 a_smlcapgrowth.htm PUTNAM FUNDS TRUST

Prospectus supplement	November 14, 2011

Putnam Small Cap Growth Fund
Summary and Statutory Prospectuses dated October 30, 2011

Putnam Small Cap Growth Fund

Effective November 1, 2011, and until further notice, a portion of the fund’s distribution and service (12b-1) fees for class B shares has been waived, reducing the fees from 1.00% to 0.25%. There is no guarantee that this waiver will continue indefinitely.

While this waiver is in effect, the total annual fund operating expenses for class B shares will be reduced, and class B shares will have lower annual expenses, and higher dividends, than class C, M or R shares. You should be aware, however, that the class B share fees may return to their normal levels at any time.